Investment Transactions	6 Months Ended
Jun. 30, 2023
Investment Company [Abstract]
Investment Transactions

(7)	Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities, and short-term investments), for the six months ended June 30, 2023, amounted to $11,312,703 and $229,613 respectively.